Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		$ 47,047		$ 50,944
Additions-acquired separately	$ 48,373
Amortization expenses		(5,424)		(4,253)	$ (4,386)
Impairment losses		(9)	$ 0	(9)	(51)
Ending balance		90,285	$ 3,214	47,047	50,944
Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		64,009		74,179	74,110
Additions-acquired separately		48,605		363	498
Disposal		(341)		(10,535)	(429)
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		67
Others		1		2
Ending balance		112,341		64,009	74,179
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(16,962)		(23,235)	(19,227)
Amortization expenses		(5,424)		(4,253)	(4,386)
Disposal		339		10,535	429
Impairment losses		(9)		(9)	(51)
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		0
Ending balance		(22,056)		(16,962)	(23,235)
Mobile Broadband Concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		45,672		49,512
Ending balance		89,019		45,672	49,512
Mobile Broadband Concession [Member] | Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		59,965		70,144	70,144
Additions-acquired separately		48,373		0	0
Disposal		0		(10,179)	0
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		0
Others		0		0
Ending balance		108,338		59,965	70,144
Mobile Broadband Concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(14,293)		(20,632)	(16,675)
Amortization expenses		(5,026)		(3,840)	(3,957)
Disposal		0		10,179	0
Impairment losses		0		0	0
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		0
Ending balance		(19,319)		(14,293)	(20,632)
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		931		959
Ending balance		788		931	959
Computer software [Member] | Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		3,430		3,426	3,312
Additions-acquired separately		226		358	485
Disposal		(338)		(356)	(371)
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		1
Others		1		2
Ending balance		3,320		3,430	3,426
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(2,499)		(2,467)	(2,432)
Amortization expenses		(371)		(388)	(406)
Disposal		338		356	371
Impairment losses		0		0	0
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		0
Ending balance		(2,532)		(2,499)	(2,467)
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		200		209
Ending balance		246		200	209
Goodwill [Member] | Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		236		236	236
Additions-acquired separately		0		0	0
Disposal		0		0	0
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		55
Others		0		0
Ending balance		291		236	236
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(36)		(27)	(27)
Amortization expenses		0		0	0
Disposal		0		0	0
Impairment losses		(9)		(9)	0
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		0
Ending balance		(45)		(36)	(27)
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		244		264
Ending balance		232		244	264
Others [Member] | Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		378		373	418
Additions-acquired separately		6		5	13
Disposal		(3)		0	(58)
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		11
Others		0		0
Ending balance		392		378	373
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(134)		(109)	(93)
Amortization expenses		(27)		(25)	(23)
Disposal		1		0	58
Impairment losses		0		0	(51)
Effect of foreign exchange difference		0		0	0
Acquired by business combinations		0
Ending balance		$ (160)		$ (134)	$ (109)